Changes in Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity (Deficit)

Note 15 – Changes in Stockholders’ Equity (Deficit)

Convertible Preferred Stock

The Board, from the authorized capital of 50,000,000 preferred shares, has authorized and designated 2,000,000 shares of series A preferred stock (“Series A”) and 12,000,0000 shares of series C preferred stock (“Series C”), of which 2,000,000 shares and 12,000,000 shares are issued and outstanding, respectively. A total of 36,000,000 shares remained undesignated.

The Series A shares carry 25:1 preferential voting rights, and are convertible into shares of common stock on a 1:1 basis.

The Series C shares carry 50:1 preferential voting rights, and are convertible into shares of common stock on a 1:1 basis

Common Stock Authorized

The Company has authorized 1,200,000,000 shares of common stock, of which 575,967,698 shares were issued and outstanding and 112,394,837 shares were reserved as of the date of this filing.

Common Stock Sales

On September 21, 2017, the Company sold 200,000 units at $0.17 per unit, consisting of 200,000 shares of common stock and 200,000 warrants exercisable at $0.17 per share over the following 3 years to an individual investor for proceeds of $22,000. The shares were subsequently issued on November 8, 2017.

On September 7, 2017, the Company sold 300,000 units at $0.07 per unit, consisting of 300,000 shares of common stock and 300,000 warrants exercisable at $0.11 per share over the following 3 years, along with another 300,000 warrants exercisable at $0.15 per share over the following 3 years, to an individual investor for proceeds of $21,000. The shares were subsequently issued on November 8, 2017.

On September 6, 2017, the Company sold 500,000 units at $0.11 per unit, consisting of 500,000 shares of common stock and 500,000 warrants exercisable at $0.17 per share over the following 3 years to an individual investor for proceeds of $55,000. The shares were subsequently issued on November 10, 2017.

On August 21, 2017, the Company sold 1,000,000 units at $0.11 per unit, consisting of 1,000,000 shares of common stock and 1,000,000 warrants exercisable at $0.17 per share over the following 3 years to an individual investor for proceeds of $110,000.

On August 8, 2017, the Company sold 208,333 units at $0.12 per unit, consisting of 208,333 shares of common stock and 208,333 warrants exercisable at $0.18 per share over the following 3 years to an individual investor for proceeds of $25,000.

On July 17, 2017, the Company sold 1,875,000 units at $0.16 per unit, consisting of 1,875,000 shares of common stock and 1,875,000 warrants exercisable at $0.21 per share over the following 3 years, along with another 1,875,000 warrants exercisable at $0.24 per share over the following 3 years, to an individual investor for proceeds of $300,000. The shares were subsequently issued on November 8, 2017.

On June 29, 2017, the Company sold 500,000 units at $0.10 per unit, consisting of 500,000 shares of common stock and 500,000 warrants exercisable at $0.15 per share over the following 3 years, to an individual investor for proceeds of $50,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 23, 2017, a warrant holder exercised warrants to purchase 2,500,000 shares of common stock at $0.04 per share for proceeds of $100,000.

On June 21, 2017, the Company sold 1,000,000 units at $0.10 per unit, consisting of 1,000,000 shares of common stock and 1,000,000 warrants exercisable at $0.15 per share over the following 3 years, to an individual investor for proceeds of $100,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 13, 2017, the Company sold 1,000,000 units at $0.05 per unit, consisting of 1,000,000 shares of common stock and 1,000,000 warrants exercisable at $0.15 per share over the following 3 years, along with another 1,000,000 warrants exercisable at $0.20 per share over the following 3 years, to an individual investor for proceeds of $50,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 13, 2017, the Company sold 1,000,000 units at $0.075 per unit, consisting of 1,000,000 shares of common stock and 1,000,000 warrants exercisable at $0.15 per share over the following 3 years, along with another 1,000,000 warrants exercisable at $0.20 per share over the following 3 years, to another individual investor for proceeds of $75,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On June 9, 2017, a warrant holder exercised warrants to purchase 1,500,000 shares of common stock at $0.05 per share for proceeds of $75,000.

On January 26, 2017, the Company sold 14,000,000 units, consisting of 14,000,000 shares of common stock and 14,000,000 warrants exercisable at $0.05 per share over the following 2 years, to its CEO in exchange for proceeds of $350,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock Issuances for Debt Conversions

On July 20, 2017, a promissory note went into default and the default provisions called for the automatic conversion into shares of common stock at a conversion rate of $0.04 per share, along with the issuance of the same number of warrants, exercisable at $0.08 per share. The warrants vest on April 30, 2019, and are exercisable for 4 months thereafter. On July 1, 2017, the note was assigned to three different parties. Pursuant to the conversion, the note holders received an aggregate 632,706 shares in satisfaction of $25,000 of principal and $308 of interest on the debt. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized, and the settlement terms have been fully realized paying off the debt in full. The shares were subsequently issued on October 2, 2017.

On July 5, 2017, a promissory note went into default and the default provisions called for the automatic conversion into shares of common stock at a conversion rate of $0.04 per share, along with the issuance of the same number of warrants, exercisable at $0.08 per share. The warrants vest on April 30, 2019, and are exercisable for 4 months thereafter. Pursuant to the conversion, the note holder received 1,265,411 shares in satisfaction of $50,000 of principal and $616 of interest on the debt. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized, and the settlement terms have been fully realized paying off the debt in full. The shares were subsequently issued on October 2, 2017.

On June 16, 2017, the Company issued 392,155 shares of common stock pursuant to the conversion of $32,350, consisting of $30,000 of outstanding principal and $3,250 of unpaid interest, on the First Howard Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized, and the settlement terms have been fully realized paying off the debt in full.

On April 18, 2017, the Company issued 2,009,419 shares of common stock pursuant to the conversion of $40,000 of outstanding principal on the WHC Notes settlement in lieu of cash. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized, and the settlement terms have been fully realized paying off the debt in full.

Common Stock Issued for Services

On September 11, 2017, the Company issued 150,000 shares of common stock to its CFO as a bonus for services performed. The total fair value of the common stock was $15,000 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on October 2, 2017.

On September 11, 2017, the Company issued a total of 2,835,000 shares of common stock to sixteen service providers for services provided. The total fair value of the common stock was $283,500 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on October 2, 2017.

On August 7, 2017, the Company entered into an Equity Purchase Agreement and a Registration Rights Agreement with Kodiak Capital Group, LLC (“Kodiak”), and agreed to issue Kodiak and its designees 500,000 shares of Common Stock as a Commitment upon the execution of the Purchase Agreement in consideration for the Kodiak’s commitment to purchase shares of Common Stock thereunder. The total fair value of the common stock was $56,450 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on October 2, 2017.

On July 4, 2017, the Board of Directors appointed Geoffrey Lawrence to serve as the Company’s Chief Financial Officer and Chief Compliance Officer, effective July 1, 2017. Mr. Lawrence was issued 250,000 shares of common stock as a signing bonus. The total fair value of the common stock was $42,200 based on the closing price of the Company’s common stock on the date of grant.

On July 4, 2017, the Company issued a total of 605,000 shares of common stock to six service providers for services provided on behalf of our subsidiary, GLFH. The total fair value of the common stock was $102,124 based on the closing price of the Company’s common stock on the date of grant.

On July 4, 2017, the Company issued a total of 1,225,000 shares of common stock to seven service providers for services provided. The total fair value of the common stock was $206,780 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2017, the Company issued a total of 1,220,000 shares of common stock to four service providers for services provided on behalf of our subsidiary, GLFH. The total fair value of the common stock was $76,250 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2017, the Company issued a total of 1,050,000 shares of common stock to five service providers for services provided. The total fair value of the common stock was $65,625 based on the closing price of the Company’s common stock on the date of grant.

On April 20, 2017, the Company issued 350,000 shares of common stock in lieu of cash for video editing services to a consultant. The total fair value of the common stock was $15,750 based on the closing price of the Company’s common stock on the date of grant.

On February 2, 2017, we issued 1,000,000 shares of common stock valued at $11,400 to the landlord of our leased facility as payment on a subscription payable from an October 14, 2016 award.

On January 22, 2017, the Company issued 2,000,000 shares of common stock to its CEO for board services performed. The total fair value of the common stock was $34,600 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 2,000,000 shares of common stock one of its three Directors for board services performed. The total fair value of the common stock was $34,600 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 3,000,000 shares of common stock one of its three Directors for board services performed. The total fair value of the common stock was $51,900 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 200,000 shares of common stock for professional services to a consultant for services provided. The total fair value of the common stock was $3,460 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 500,000 shares of common stock for professional services to a consultant for services provided on behalf of our subsidiary, GLFH. The total fair value of the common stock was $8,650 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 150,000 shares of common stock for administrative services to a consultant on behalf of our subsidiary, GLFH. The total fair value of the common stock was $2,595 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 150,000 shares of common stock for administrative services to a consultant for services provided. The total fair value of the common stock was $2,595 based on the closing price of the Company’s common stock on the date of grant.

Common Stock Issued in Reserve for Legal Matters

On August 24, 2017, the Company issued a total of 5,005,435 shares to the Clerk of Courts in the State of Nevada to hold as security in connection with the Court’s issuance of a preliminary injunction in favor of the Company against a former service provider. The preliminary injunction enjoins the former service provider from transferring 1,500,000 shares of common stock held by him that were issued for services. The 5,005,435 shares are being held by the Court as security pending adjudication of the matter, in which the Company seeks the return of the 1,500,000 shares..

Note 14 –Stockholders’ Equity (Deficit)

Convertible Preferred Stock

The Board, from the authorized capital of 50,000,000 preferred shares, as amended on July 22, 2015, has authorized and designated 2,000,000 shares of series A preferred stock (“Series A”) and 12,000,0000 shares of series C preferred stock (“Series C”), of which 2,000,000 shares and 12,000,000 shares are issued and outstanding, respectively. On July 22, 2015, the series B class of stock was terminated. A total of 36,000,000 shares remained undesignated.

The Series A shares carry 25:1 preferential voting rights, and are convertible into shares of common stock on a 1:1 basis.

The Series C shares carry 50:1 preferential voting rights, and are convertible into shares of common stock on a 1:1 basis.

Series B Preferred Stock Cancellation

On June 2, 2014, the Company and the Series B Preferred shareholder entered into a settlement agreement whereby an outstanding $35,000 promissory note was satisfied with the successful payment of $32,500, consisting of four equal payments of $8,125, which were delivered on June 27, 2014, August 26, 2014, November 17, 2014 and February 2, 2015. On March 31, 2015, upon successful payment of the settlement obligations, the shareholder converted his 4,349,339 shares of Convertible Series B Preferred shares into 4,349,339 shares of common stock.

Series C Preferred Stock Issuances

On March 2, 2016, we issued a total of 6,250,000 shares of the Company’s series C preferred stock to Mark Bradley, the Company’s Chief Executive Officer, in lieu of $18,750 of unpaid compensation pursuant to the terms of the new employment agreement. The total fair value of the Series C shares was $192,000 based on an independent valuation on the date of grant, resulting in additional compensation expense of $173,250.

On July 21, 2015, we issued an aggregate of 5,750,000 shares of the Company’s newly created series C preferred stock to Mark Bradley, the Company’s Chief Executive Officer, in lieu of $17,250 of unpaid compensation pursuant to the terms of the new employment agreement. The total fair value of the Series C shares was $164,000 based on an independent valuation on the date of grant, resulting in additional compensation expense of $146,750.

common stock Authorized

The Company has authorized 1,200,000,000 shares of common stock, as amended on July 22, 2015, of which 547,394,239 shares were issued and outstanding and 54,831,889 shares were reserved as of April 14, 2017.

common stock Sales (2016)

On October 14, 2016, the Company sold 1,500,000 shares of its common stock to an accredited investor in exchange for proceeds of $12,000.

On September 15, 2016, the Company sold 16,750,000 shares of its common stock to an accredited investor in exchange for proceeds of $117,250.

On March 2, 2016, the Company sold 14,000,000 shares of its common stock to an accredited investor in exchange for proceeds of $61,600.

On February 1, 2016, the Company sold 15,000,000 shares of its common stock to an accredited investor in exchange for proceeds of $63,000.

common stock Sales (2015)

On December 3, 2015, the Company sold 7,500,000 shares of its common stock in exchange for proceeds of $6,000.

On November 19, 2015, the Company sold 2,800,000 shares of its common stock in exchange for proceeds of $3,000.

Exercise of Warrants (2016)

On August 5, 2016, the Company issued 9,000,000 shares of its common stock pursuant to the exercise of an equal number warrants in exchange for proceeds of $45,000 that were used to repay the corresponding First SCP Note. No warrants were exercised during the year ended December 31, 2015.

common stock Issuances for Debt Conversions (2016)

On November 3, 2016, the Company issued 12,182,508 shares of common stock pursuant to the conversion of $86,709 of outstanding principal on the Fourth Vista Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized. In addition, Vista Capital forgave the remaining principal and interest on all outstanding Vista Notes, resulting in a gain on debt extinguishment of $92,110.

On October 24, 2016, the Company issued 1,461,187 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the WHC Notes settlement in lieu of cash. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On September 23, 2016, the Company issued 7,238,041 shares of common stock pursuant to the conversion of $16,512 of outstanding principal on the First WHC Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On September 22, 2016, the Company issued 13,813,364 shares of common stock pursuant to the conversion of $29,975 of outstanding principal on the First Collier Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On August 30, 2016, the Company issued 4,667,667 shares of common stock pursuant to the conversion of $7,000 of outstanding principal on the First Tangiers Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On August 24, 2016, the Company issued 5,000,000 shares of common stock pursuant to the conversion of $7,800 of outstanding principal on the First WHC Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On August 24, 2016, the Company issued 10,000,000 shares of common stock pursuant to the conversion of $18,900 of outstanding principal on the First Collier Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On July 20, 2016, the Company issued 4,995,098 shares of common stock pursuant to the conversion of $10,190 of outstanding principal on the First Tangiers Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On July 15, 2016, the Company issued 969,696 shares of common stock pursuant to the conversion of $2,000 of outstanding principal on the Second WHC Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On June 15, 2016, the Company issued 5,000,000 shares of common stock pursuant to the conversion of $9,100 of outstanding principal on the First Collier Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On April 8, 2016, the Company issued 2,777,778 shares of common stock pursuant to the conversion of $5,000 of outstanding principal on the First Tangiers Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 31, 2016, the Company issued 2,500,000 shares of common stock in exchange for $3,500 of outstanding principal and $228 of interest. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant, resulting in a loss on debt extinguishment of $4,272.

On March 14, 2016, the Company issued 7,812,500 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the First WHC Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

Common Stock Issuances for Debt Conversions (2015)

On December 24, 2015, the Company issued 3,660,000 shares of common stock pursuant to the conversion of $3,513 of outstanding principal on the First TJC Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On September 24, 2015, the Company issued 6,410,256 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the First Tangiers Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On August 24, 2015, the Company issued 7,000,000 shares of common stock pursuant to the conversion of $7,000 of outstanding principal on the First WHC Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On August 4, 2015, the Company issued 20,000,000 shares of common stock pursuant to the conversion of $40,600 of outstanding principal on the First Collier Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On July 30, 2015, the Company issued 7,194,245 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the Second Group 10 Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On July 28, 2015, the Company issued 6,666,667 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the First WHC Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On June 23, 2015, the Company issued 5,641,026 shares of common stock pursuant to the conversion of $11,000 of outstanding principal on the First Tangiers Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On June 18, 2015, the Company issued 4,383,562 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the First WHC Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On June 15, 2015, the Company issued 2,976,191 shares of common stock pursuant to the conversion of $7,500 of outstanding principal on the First Tangiers Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On June 11, 2015, the Company issued 5,684,421 shares of common stock pursuant to the conversion of $15,121, consisting of $6,000 of outstanding principal and $9,121 of interest, on the First Typenex Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On June 9, 2015, the Company issued 11,269,231 shares of common stock pursuant to the conversion of $29,300 of outstanding principal on the First KBM Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On May 29, 2015, the Company issued 5,882,353 shares of common stock pursuant to the conversion of $20,000 of outstanding principal on the First KBM Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On May 21, 2015, the Company issued 3,191,489 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the First KBM Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On May 15, 2015, the Company issued 1,727,116 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the First Tangiers Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On May 13, 2015, the Company issued 2,500,000 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the First KBM Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On May 7, 2015, the Company issued 2,112,676 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the First KBM Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On April 29, 2015, the Company issued 2,360,140 shares of common stock pursuant to the conversion of $13,500 of outstanding principal on the First Typenex Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On April 27, 2015, the Company issued 2,336,449 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the First Tangiers Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On April 16, 2015, the Company issued 2,750,000 shares of common stock pursuant to the conversion of $14,479 of outstanding principal on the First Vista Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On April 14, 2015, the Company issued 1,975,309 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the First WHC Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On April 2, 2015, the Company issued 1,975,309 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the First WHC Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On April 1, 2015, the Company issued 2,428,058 shares of common stock pursuant to the conversion of $13,500 of outstanding principal on the First Typenex Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 23, 2015, the Company issued 1,777,778 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the First WHC Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 10, 2015, the Company issued 2,000,000 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the First Vista Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 10, 2015, the Company issued 1,861,042 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the First Typenex Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On February 24, 2015, the Company issued 2,068,966 shares of common stock pursuant to the conversion of $18,000 of outstanding principal on the First WHC Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On February 20, 2015, the Company issued 1,463,557 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the First Typenex Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On February 10, 2015, the Company issued 1,000,000 shares of common stock pursuant to the conversion of $9,685 of outstanding principal on the First Vista Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On February 5, 2015, the Company issued 1,479,290 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the First Typenex Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On February 2, 2015, the Company issued 1,133,914 shares of common stock pursuant to the conversion of $9,536 of outstanding debt, consisting of $6,000 of principal and $3,536 of interest, on the First Group 10 Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 27, 2015, the Company issued 1,190,477 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the First WHC Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 2, 2015, the Company issued 1,415,571 shares of common stock pursuant to the conversion of $14,000 of outstanding principal on the First Group 10 Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

common stock Issued for Services (2016)

On October 14, 2016, the Company has agreed to issue 1,000,000 shares of common stock to the landlord of our leased facility as payment for deferring our rent on behalf of our subsidiary, GLFH. The total fair value of the common stock was $11,400 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on February 2, 2017.

On October 14, 2016, the Company issued 1,250,000 shares of common stock for professional services to a consultant for services provided on behalf of our subsidiary, GLFH. The total fair value of the common stock was $14,250 based on the closing price of the Company’s common stock on the date of grant.

On October 14, 2016, the Company issued 750,000 shares of common stock for cultivation services to an independent contractor for services provided on behalf of our subsidiary, GLFH. The total fair value of the common stock was $8,550 based on the closing price of the Company’s common stock on the date of grant.

On October 14, 2016, the Company issued 500,000 shares of common stock for construction services to a contractor for services provided on behalf of our subsidiary, GLFH. The total fair value of the common stock was $5,700 based on the closing price of the Company’s common stock on the date of grant.

On October 14, 2016, the Company issued 500,000 shares of common stock for cultivation services to an independent contractor for services provided on behalf of our subsidiary, GLFH. The total fair value of the common stock was $5,700 based on the closing price of the Company’s common stock on the date of grant.

On October 14, 2016, the Company issued 500,000 shares of common stock for production services to an independent contractor for services provided on behalf of our subsidiary, GLFH. The total fair value of the common stock was $5,700 based on the closing price of the Company’s common stock on the date of grant.

On October 14, 2016, the Company issued 500,000 shares of common stock for website development services to an independent contractor. The total fair value of the common stock was $5,700 based on the closing price of the Company’s common stock on the date of grant.

On October 14, 2016, the Company has issued 2,500,000 shares of common stock to a vendor as payment for $20,000 of outstanding video editing services. The total fair value of the common stock was $28,500 based on the closing price of the Company’s common stock on the date of grant.

On September 2, 2016, the Company issued 20,400,000 shares of common stock to its CEO in satisfaction of unpaid compensation. The total fair value of the common stock was $102,000 based on the closing price of the Company’s common stock on the date of grant.

On September 2, 2016, the Company issued 3,000,000 shares of common stock to each of its three Directors for services performed. The total fair value of the common stock was $45,000 based on the closing price of the Company’s common stock on the date of grant.

On July 15, 2016, as part of its engagement letter with JS Barkats, securities counsel, the Company issued 2,000,000 shares of common stock for services to JS Barkats, PLLC. The total fair value of the common stock was $7,000 based on the closing price of the Company’s common stock on the date of grant.

Common Stock Issuances for Services (2015)

On December 29, 2015, the Company issued 3,000,000 shares of restricted common stock to Mr. Michael Berk for director services provided. The total fair value of the common stock was $5,400 based on the closing price of the Company’s common stock on the date of grant.

On December 29, 2015, the Company issued 3,000,000 shares of restricted common stock to Mr. Doug Miller for director services provided. The total fair value of the common stock was $5,400 based on the closing price of the Company’s common stock on the date of grant.

On December 29, 2015, the Company issued 3,000,000 shares of restricted common stock for website development services provided. The total fair value of the common stock was $5,400 based on the closing price of the Company’s common stock on the date of grant.

On December 29, 2015, the Company issued 3,000,000 shares of restricted common stock for consulting services provided. The total fair value of the common stock was $5,400 based on the closing price of the Company’s common stock on the date of grant.

On December 29, 2015, the Company issued 1,500,000 shares of restricted common stock for video production services provided. The total fair value of the common stock was $2,700 based on the closing price of the Company’s common stock on the date of grant.

On December 29, 2015, the Company issued 500,000 shares of restricted common stock for legal services provided. The total fair value of the common stock was $900 based on the closing price of the Company’s common stock on the date of grant.

On October 26, 2015, the Company issued 2,500,000 shares of S-8 common stock for professional services provided. The total fair value of the common stock was $6,000 based on the closing price of the Company’s common stock on the date of grant.

On April 29, 2015, the Company issued 656,735 shares of common stock pursuant to a forbearance agreement as financing costs in consideration for penalties on the April 29, 2015 conversion on the First Typenex Note. The total fair value of the common stock was $10,508 based on the closing price of the Company’s common stock on the date of grant.

On April 15, 2015, the Company issued 500,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $6,000 based on the closing price of the Company’s common stock on the date of grant.

On April 15, 2015, the Company issued 500,000 shares of restricted common stock for platform development services provided. The total fair value of the common stock was $6,000 based on the closing price of the Company’s common stock on the date of grant.

On April 15, 2015, the Company issued 1,500,000 shares of restricted common stock for video production services provided. The total fair value of the common stock was $18,000 based on the closing price of the Company’s common stock on the date of grant.

On April 15, 2015, the Company issued 600,000 shares of S-8 common stock for professional services provided. The total fair value of the common stock was $7,200 based on the closing price of the Company’s common stock on the date of grant.

On April 15, 2015, the Company issued 500,000 shares of S-8 common stock for professional services provided. The total fair value of the common stock was $6,000 based on the closing price of the Company’s common stock on the date of grant.

On April 15, 2015, the Company issued 500,000 shares of S-8 common stock for professional services provided. The total fair value of the common stock was $6,000 based on the closing price of the Company’s common stock on the date of grant.

On January 25, 2015, the Company issued 500,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $8,200 based on the closing price of the Company’s common stock on the date of grant.

On January 25, 2015, the Company issued 500,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $8,200 based on the closing price of the Company’s common stock on the date of grant.

On January 25, 2015, the Company issued 500,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $8,200 based on the closing price of the Company’s common stock on the date of grant.

On January 25, 2015, the Company issued 500,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $8,200 based on the closing price of the Company’s common stock on the date of grant.

On January 25, 2015, the Company issued 500,000 shares of restricted common stock for platform development services provided. The total fair value of the common stock was $8,200 based on the closing price of the Company’s common stock on the date of grant.

On January 25, 2015, the Company issued 1,600,000 shares of restricted common stock for video production services provided. The total fair value of the common stock was $26,240 based on the closing price of the Company’s common stock on the date of grant.

On January 25, 2015, the Company issued 1,500,000 shares of common stock to its CEO as compensation for services as a Director. The total fair value of the common stock was $24,600 based on the closing price of the Company’s common stock on the date of grant.

On January 25, 2015, the Company issued 1,500,000 shares of common stock to its President of Programming as compensation for services as a Director. The total fair value of the common stock was $24,600 based on the closing price of the Company’s common stock on the date of grant.

On January 25, 2015, the Company issued 1,500,000 shares of common stock to one of its Directors as compensation for services as a Director. The total fair value of the common stock was $24,600 based on the closing price of the Company’s common stock on the date of grant.

On January 25, 2015, the Company issued 500,000 shares of S-8 common stock for professional services provided. The total fair value of the common stock was $8,200 based on the closing price of the Company’s common stock on the date of grant.

On January 25, 2015, the Company issued 500,000 shares of S-8 common stock for professional services provided. The total fair value of the common stock was $8,200 based on the closing price of the Company’s common stock on the date of grant.

Contributed Capital

During May of 2016, a note holder and potential investor in Green Leaf Farms Holdings contributed $14,000 to pay an installment on a debt settlement agreement with Tangiers Investment Group.